Expenses by Nature - Schedule of PPC Recognized the Following Expenses and Paid the Following Cash Related to Each Restructuring Initiative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	$ 13,682
Expenses	93,388
Cash Outlays	57,946
Pilgrims Europe Central [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	4,204
Expenses	32,692
Cash Outlays	26,490
Pilgrim’s Food Masters [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	7,123
Expenses	40,735
Cash Outlays	25,909
Pilgrim’s Pride Ltd. [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	571
Expenses	20,066
Cash Outlays	4,678
Moy Park [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Provisions	1,784
Expenses	(105)
Cash Outlays	$ 869